FINANCIAL STATEMENTS

SBL Variable Annuity Account VIII

Year Ended December 31, 2024

With Report of Independent Registered Public Accounting Firm

SBL Variable Annuity Account VIII

Financial Statements

Year Ended December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of SBL Variable Annuity Account VIII

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise SBL Variable Annuity Account VIII (the Separate Account), as of December 31, 2024 and the related statements of operations and change in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1994.

Kansas City, Missouri

April 25, 2025

Appendix

Subaccounts listed that comprising SBL Variable Annuity Account VIII

Subaccounts	Statements of operations and changes in net assets
American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2024
American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2024
American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2024
American Funds IS® International	For each of the two years in the period ended December 31, 2024
BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2024
BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2024
ClearBridge Variable Growth	For each of the two years in the period ended December 31, 2024
ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2024
Guggenheim VIF Alpha Opportunity	For the period from January 1, 2024 through August 16, 2024 (closing of operations) and the year ended December 31, 2023
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2024
Guggenheim VIF Long Short Equity	For the period from January 1, 2024 through August 16, 2024 (closing of operations) and the year ended December 31, 2023
Guggenheim VIF Managed Asset Allocation	For the period from January 1, 2024 through August 16, 2024 (closing of operations) and the year ended December 31, 2023
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2024
Invesco V.I. American Value	For each of the two years in the period ended December 31, 2024
Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2024
Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2024
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2024
Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2024
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2024
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2024
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2024
Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2024
Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2024
Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2024
LVIP American Century Ultra	For each of the two years in the period ended December 31, 2024
LVIP American Century Value	For each of the two years in the period ended December 31, 2024
MFS® VIT II Research International	For each of the two years in the period ended December 31, 2024
MFS® VIT Mid Cap Value	For each of the two years in the period ended December 31, 2024
MFS® VIT Total Return	For each of the two years in the period ended December 31, 2024
MFS® VIT Utilities	For each of the two years in the period ended December 31, 2024
NAA All Cap Value Series	For each of the two years in the period ended December 31, 2024
NAA Large Cap Value Series	For each of the two years in the period ended December 31, 2024
NAA Large Core Series	For each of the two years in the period ended December 31, 2024
NAA Large Growth Series	For each of the two years in the period ended December 31, 2024
NAA Mid Growth Series	For each of the two years in the period ended December 31, 2024
NAA Small Cap Value Series	For each of the two years in the period ended December 31, 2024
NAA Small Growth Series	For each of the two years in the period ended December 31, 2024
NAA Smid-Cap Value Series	For each of the two years in the period ended December 31, 2024
NAA World Equity Income Series	For each of the two years in the period ended December 31, 2024
Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2024
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2024
PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2024
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2024
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2024
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2024
Royce Micro-Cap	For each of the two years in the period ended December 31, 2024

SBL Variable Annuity Account VIII

Statements of Net Assets

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
American Funds IS® Asset Allocation	156,584	$3,798,231	$3,978,810	$—	$3,978,810	269,037	$14.79	$14.79
American Funds IS® Global Growth	39,912	1,369,061	1,434,047	—	1,434,047	87,563	16.38	16.38
American Funds IS® Growth-Income	70,989	4,068,178	4,766,234	—	4,766,234	258,316	18.45	18.45
American Funds IS® International	166	3,067	2,896	—	2,896	278	10.41	10.41
BlackRock High Yield V.I.	27,443	195,814	189,358	1,037	190,395	15,909	11.97	11.97
BNY Mellon IP Technology Growth	241,716	6,147,642	7,628,550	—	7,628,550	115,139	66.29	66.29
ClearBridge Variable Growth (a)	184,654	3,455,025	2,551,915	—	2,551,915	80,108	31.91	31.91
ClearBridge Variable Small Cap Growth	89,774	2,515,070	2,485,830	—	2,485,830	61,162	39.11	40.66
Guggenheim VIF Alpha Opportunity (b)	—	—	—	—	—	—	23.25	23.25
Guggenheim VIF High Yield	122,096	3,359,352	3,030,419	—	3,030,419	77,989	30.52	39.04
Guggenheim VIF Long Short Equity (b)	—	—	—	—	—	—	17.43	17.43
Guggenheim VIF Managed Asset Allocation (b)	—	—	—	—	—	—	24.86	45.45
Guggenheim VIF Total Return Bond	231,382	3,528,041	3,304,142	—	3,304,142	157,175	16.07	21.29
Invesco V.I. American Value	103,517	1,621,233	1,793,950	—	1,793,950	122,366	14.66	14.66
Invesco V.I. Comstock	335,005	6,693,368	6,904,461	—	6,904,461	197,103	33.72	35.05
Invesco V.I. Discovery Mid Cap Growth	18,313	1,169,407	1,225,700	—	1,225,700	35,386	34.64	34.64
Invesco V.I. Equity and Income	148,290	2,546,984	2,569,865	—	2,569,865	90,079	28.53	28.53
Invesco V.I. EVQ International Equity Fund	50,537	1,669,047	1,662,167	—	1,662,167	80,517	19.84	20.63
Invesco V.I. Global Real Estate	53,015	840,213	709,877	—	709,877	34,533	19.71	20.57
Invesco V.I. Government Money Market	7,159,599	7,159,599	7,159,599	—	7,159,599	704,561	9.99	10.16
Invesco V.I. Government Securities	7,461	85,897	75,654	—	75,654	6,954	10.89	10.89
Invesco V.I. Health Care	36,790	1,047,290	992,959	—	992,959	30,022	33.06	33.06
Invesco V.I. Main Street Mid Cap Fund®	254,888	2,593,111	2,724,750	—	2,724,750	84,686	30.86	32.19
Invesco V.I. Main Street Small Cap Fund®	75,167	1,877,636	2,141,514	—	2,141,514	47,720	43.04	44.90
Janus Henderson VIT Enterprise	59,652	4,204,247	4,457,206	—	4,457,206	274,676	16.23	16.23
LVIP American Century Ultra (a)	439,065	9,703,170	12,748,261	—	12,748,261	192,214	63.60	66.35
LVIP American Century Value (a)	206,916	2,330,507	2,533,891	—	2,533,891	71,578	33.91	35.38
MFS® VIT II Research International	47,903	791,612	807,642	—	807,642	46,411	16.80	17.47
MFS® VIT Mid Cap Value	21,823	212,135	227,400	—	227,400	14,242	15.97	15.97
MFS® VIT Total Return	37,380	849,894	846,286	—	846,286	35,622	23.72	23.72
MFS® VIT Utilities	83,253	2,628,451	2,782,331	—	2,782,331	76,079	36.58	36.58
NAA All Cap Value Series (a)	284,109	8,177,028	9,608,561	—	9,608,561	116,330	42.41	82.51
NAA Large Cap Value Series (a)	181,068	6,409,261	7,514,315	—	7,514,315	115,886	35.30	65.07
NAA Large Core Series (a)	206,402	7,482,338	10,270,547	—	10,270,547	125,834	30.41	81.70
NAA Large Growth Series (a)	199,930	3,655,399	4,890,297	—	4,890,297	103,832	38.21	47.18
NAA Mid Growth Series (a)	187,061	8,366,167	9,779,525	—	9,779,525	80,048	35.17	123.02
NAA Small Cap Value Series (a)	94,775	3,681,008	4,198,520	—	4,198,520	55,260	75.17	76.03
NAA Small Growth Series (a)	94,148	2,615,442	2,754,769	—	2,754,769	56,438	24.58	48.94
NAA Smid-Cap Value Series (a)	245,585	14,857,460	18,558,870	—	18,558,870	113,933	78.55	166.13
NAA World Equity Income Series (a)	551,153	6,147,368	8,173,596	—	8,173,596	122,738	24.14	66.89
Neuberger Berman AMT Sustainable Equity	101,790	2,549,541	4,080,781	—	4,080,781	64,871	60.66	63.00

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Net Assets (continued)

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
PIMCO VIT All Asset	100,105	$1,019,736	$879,921	$—	$879,921	43,091	$19.58	$20.43
PIMCO VIT CommodityRealReturn Strategy	88,970	697,916	484,886	—	484,886	64,715	7.49	7.49
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	42,387	445,190	423,868	—	423,868	24,921	16.42	17.07
PIMCO VIT Low Duration	216,668	2,168,340	2,088,682	—	2,088,682	168,931	11.85	12.37
PIMCO VIT Real Return	139,864	1,766,093	1,609,831	—	1,609,831	106,427	14.50	15.13
Royce Micro-Cap	40,786	396,823	397,663	—	397,663	15,257	26.07	26.07

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets

Years Ended December 31, 2024 and 2023, Except as Noted

	American Funds IS® Asset Allocation	American Funds IS® Global Growth	American Funds IS® Growth- Income
Net assets as of December 31, 2022	$2,489,302	$1,228,316	$1,590,461

Investment income (loss):
Dividend distributions	47,326	9,924	29,294
Investment Expenses:
Mortality and expense risk and administrative charges	(35,237)	(19,396)	(30,121)

Net investment income (loss)	12,089	(9,472)	(827)

Increase (decrease) in net assets from operations:
Capital gain distributions	99,351	110,081	121,153
Realized capital gain (loss) on investments	(67,048)	(55,655)	1,375
Change in unrealized appreciation (depreciation)	259,031	197,865	356,506

Net gain (loss) on investments	291,334	252,291	479,034

Net increase (decrease) in net assets from operations	303,423	242,819	478,207

Contract owner transactions:
Variable annuity deposits	173,606	296,915	564,016
Terminations, withdrawals and annuity payments	(425,745)	(398,632)	(449,421)
Transfers between subaccounts, net	98,245	(93,507)	544,115
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(153,894)	(195,224)	658,710

Total increase (decrease) in net assets	149,529	47,595	1,136,917

Net assets as of December 31, 2023	$2,638,831	$1,275,911	$2,727,378

Investment income (loss):
Dividend distributions	71,507	19,135	39,499
Investment Expenses:
Mortality and expense risk and administrative charges	(46,808)	(19,284)	(53,837)

Net investment income (loss)	24,699	(149)	(14,338)

Increase (decrease) in net assets from operations:
Capital gain distributions	139,259	37,396	169,282
Realized capital gain (loss) on investments	22,197	11,188	100,843
Change in unrealized appreciation (depreciation)	253,958	100,410	453,894

Net gain (loss) on investments	415,414	148,994	724,019

Net increase (decrease) in net assets from operations	440,113	148,845	709,681

Contract owner transactions:
Variable annuity deposits	898,328	93,914	1,022,958
Terminations, withdrawals and annuity payments	(971,194)	(160,094)	(746,334)
Transfers between subaccounts, net	972,732	75,471	1,052,551
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	899,866	9,291	1,329,175

Total increase (decrease) in net assets	1,339,979	158,136	2,038,856

Net assets as of December 31, 2024	$3,978,810	$1,434,047	$4,766,234

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	American Funds IS® International	BlackRock High Yield V.I.	BNY Mellon IP Technology Growth
Net assets as of December 31, 2022	$3,373	$69,487	$2,857,603

Investment income (loss):
Dividend distributions	31	4,604	—
Investment Expenses:
Mortality and expense risk and administrative charges	(45)	(1,024)	(50,746)

Net investment income (loss)	(14)	3,580	(50,746)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(88)	(171)	(135,050)
Change in unrealized appreciation (depreciation)	570	4,550	1,762,932

Net gain (loss) on investments	482	4,379	1,627,882

Net increase (decrease) in net assets from operations	468	7,959	1,577,136

Contract owner transactions:
Variable annuity deposits	—	—	242,281
Terminations, withdrawals and annuity payments	(16)	(332)	(583,276)
Transfers between subaccounts, net	(1,039)	1,882	306,166
Maintenance charges and mortality adjustments	—	—	(6)

Increase (decrease) in net assets from contract transactions	(1,055)	1,550	(34,835)

Total increase (decrease) in net assets	(587)	9,509	1,542,301

Net assets as of December 31, 2023	$2,786	$78,996	$4,399,904

Investment income (loss):
Dividend distributions	29	6,953	—
Investment Expenses:
Mortality and expense risk and administrative charges	(39)	(1,470)	(82,815)

Net investment income (loss)	(10)	5,483	(82,815)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(31)	(168)	181,958
Change in unrealized appreciation (depreciation)	46	395	1,040,924

Net gain (loss) on investments	15	227	1,222,882

Net increase (decrease) in net assets from operations	5	5,710	1,140,067

Contract owner transactions:
Variable annuity deposits	—	86,187	462,060
Terminations, withdrawals and annuity payments	(10)	(614)	(556,044)
Transfers between subaccounts, net	115	20,116	2,182,566
Maintenance charges and mortality adjustments	—	—	(3)

Increase (decrease) in net assets from contract transactions	105	105,689	2,088,579

Total increase (decrease) in net assets	110	111,399	3,228,646

Net assets as of December 31, 2024	$2,896	$190,395	$7,628,550

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	ClearBridge Variable Growth (a)	ClearBridge Variable Small Cap Growth	Guggenheim VIF Alpha Opportunity (b)
Net assets as of December 31, 2022	$1,566,025	$1,956,960	$510,190

Investment income (loss):
Dividend distributions	1,093	—	553
Investment Expenses:
Mortality and expense risk and administrative charges	(23,498)	(27,641)	(6,784)

Net investment income (loss)	(22,405)	(27,641)	(6,231)

Increase (decrease) in net assets from operations:
Capital gain distributions	177,151	—	—
Realized capital gain (loss) on investments	(136,515)	(41,770)	(1,969)
Change in unrealized appreciation (depreciation)	326,558	195,558	40,481

Net gain (loss) on investments	367,194	153,788	38,512

Net increase (decrease) in net assets from operations	344,789	126,147	32,281

Contract owner transactions:
Variable annuity deposits	115,056	233,667	—
Terminations, withdrawals and annuity payments	(192,386)	(343,907)	(60,466)
Transfers between subaccounts, net	363,606	50,965	(44)
Maintenance charges and mortality adjustments	—	(8)	(7)

Increase (decrease) in net assets from contract transactions	286,276	(59,283)	(60,517)

Total increase (decrease) in net assets	631,065	66,864	(28,236)

Net assets as of December 31, 2023	$2,197,090	$2,023,824	$481,954

Investment income (loss):
Dividend distributions	1,985	—	872
Investment Expenses:
Mortality and expense risk and administrative charges	(31,819)	(31,259)	(4,143)

Net investment income (loss)	(29,834)	(31,259)	(3,271)

Increase (decrease) in net assets from operations:
Capital gain distributions	691,236	83,758	—
Realized capital gain (loss) on investments	(210,326)	(2,842)	40,095
Change in unrealized appreciation (depreciation)	(248,224)	14,013	(3,755)

Net gain (loss) on investments	232,686	94,929	36,340

Net increase (decrease) in net assets from operations	202,852	63,670	33,069

Contract owner transactions:
Variable annuity deposits	11,439	23,449	—
Terminations, withdrawals and annuity payments	(68,689)	(123,280)	(60,245)
Transfers between subaccounts, net	209,223	498,174	(454,775)
Maintenance charges and mortality adjustments	—	(7)	(3)

Increase (decrease) in net assets from contract transactions	151,973	398,336	(515,023)

Total increase (decrease) in net assets	354,825	462,006	(481,954)

Net assets as of December 31, 2024	$2,551,915	$2,485,830	$—

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Guggenheim VIF High Yield	Guggenheim VIF Long Short Equity (b)	Guggenheim VIF Managed Asset Allocation (b)
Net assets as of December 31, 2022	$3,023,233	$134,766	$4,803,964

Investment income (loss):
Dividend distributions	169,417	369	61,835
Investment Expenses:
Mortality and expense risk and administrative charges	(41,958)	(1,961)	(68,817)

Net investment income (loss)	127,459	(1,592)	(6,982)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	37,923
Realized capital gain (loss) on investments	(74,298)	1,142	30,966
Change in unrealized appreciation (depreciation)	242,688	15,239	504,323

Net gain (loss) on investments	168,390	16,381	573,212

Net increase (decrease) in net assets from operations	295,849	14,789	566,230

Contract owner transactions:
Variable annuity deposits	30,855	—	7,073
Terminations, withdrawals and annuity payments	(244,979)	(4,720)	(443,442)
Transfers between subaccounts, net	(49,930)	(252)	1,665
Maintenance charges and mortality adjustments	(39)	—	(37)

Increase (decrease) in net assets from contract transactions	(264,093)	(4,972)	(434,741)

Total increase (decrease) in net assets	31,756	9,817	131,489

Net assets as of December 31, 2023	$3,054,989	$144,583	$4,935,453

Investment income (loss):
Dividend distributions	186,444	215	90,057
Investment Expenses:
Mortality and expense risk and administrative charges	(43,374)	(1,394)	(42,510)

Net investment income (loss)	143,070	(1,179)	47,547

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	207,181
Realized capital gain (loss) on investments	(48,793)	41,499	622,446
Change in unrealized appreciation (depreciation)	88,791	(29,627)	(580,190)

Net gain (loss) on investments	39,998	11,872	249,437

Net increase (decrease) in net assets from operations	183,068	10,693	296,984

Contract owner transactions:
Variable annuity deposits	29,654	—	312,733
Terminations, withdrawals and annuity payments	(288,407)	(5,298)	(582,829)
Transfers between subaccounts, net	51,208	(149,978)	(4,962,312)
Maintenance charges and mortality adjustments	(93)	—	(29)

Increase (decrease) in net assets from contract transactions	(207,638)	(155,276)	(5,232,437)

Total increase (decrease) in net assets	(24,570)	(144,583)	(4,935,453)

Net assets as of December 31, 2024	$3,030,419	$—	$—

(b)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Guggenheim VIF Total Return Bond	Invesco V.I. American Value	Invesco V.I. Comstock
Net assets as of December 31, 2022	$3,167,683	$771,054	$3,384,162

Investment income (loss):
Dividend distributions	118,473	3,467	58,561
Investment Expenses:
Mortality and expense risk and administrative charges	(44,087)	(11,507)	(49,720)

Net investment income (loss)	74,386	(8,040)	8,841

Increase (decrease) in net assets from operations:
Capital gain distributions	—	193,081	421,738
Realized capital gain (loss) on investments	(59,810)	(62,009)	9,906
Change in unrealized appreciation (depreciation)	153,924	(21,470)	(86,046)

Net gain (loss) on investments	94,114	109,602	345,598

Net increase (decrease) in net assets from operations	168,500	101,562	354,439

Contract owner transactions:
Variable annuity deposits	59,919	4,400	121,015
Terminations, withdrawals and annuity payments	(350,549)	(15,710)	(163,011)
Transfers between subaccounts, net	89,461	173,166	101,985
Maintenance charges and mortality adjustments	(332)	—	(16)

Increase (decrease) in net assets from contract transactions	(201,501)	161,856	59,973

Total increase (decrease) in net assets	(33,001)	263,418	414,412

Net assets as of December 31, 2023	$3,134,682	$1,034,472	$3,798,574

Investment income (loss):
Dividend distributions	123,052	12,803	103,168
Investment Expenses:
Mortality and expense risk and administrative charges	(45,788)	(19,798)	(77,345)

Net investment income (loss)	77,264	(6,995)	25,823

Increase (decrease) in net assets from operations:
Capital gain distributions	—	38,389	483,927
Realized capital gain (loss) on investments	(50,102)	864	43,031
Change in unrealized appreciation (depreciation)	27,830	312,946	29,955

Net gain (loss) on investments	(22,272)	352,199	556,913

Net increase (decrease) in net assets from operations	54,992	345,204	582,736

Contract owner transactions:
Variable annuity deposits	38,547	14,411	82,212
Terminations, withdrawals and annuity payments	(689,554)	(20,609)	(268,632)
Transfers between subaccounts, net	765,836	420,472	2,709,681
Maintenance charges and mortality adjustments	(361)	—	(110)

Increase (decrease) in net assets from contract transactions	114,468	414,274	2,523,151

Total increase (decrease) in net assets	169,460	759,478	3,105,887

Net assets as of December 31, 2024	$3,304,142	$1,793,950	$6,904,461

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equity and Income	Invesco V.I. EVQ International Equity Fund
Net assets as of December 31, 2022	$894,705	$2,245,660	$1,819,200

Investment income (loss):
Dividend distributions	—	35,411	—
Investment Expenses:
Mortality and expense risk and administrative charges	(13,496)	(29,622)	(27,673)

Net investment income (loss)	(13,496)	5,789	(27,673)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	107,506	1,409
Realized capital gain (loss) on investments	(53,966)	(44,761)	(24,779)
Change in unrealized appreciation (depreciation)	166,030	108,199	370,770

Net gain (loss) on investments	112,064	170,944	347,400

Net increase (decrease) in net assets from operations	98,568	176,733	319,727

Contract owner transactions:
Variable annuity deposits	25,592	13,092	40,507
Terminations, withdrawals and annuity payments	(129,648)	(573,643)	(196,381)
Transfers between subaccounts, net	56,654	240,212	335,860
Maintenance charges and mortality adjustments	(3)	(8)	(25)

Increase (decrease) in net assets from contract transactions	(47,405)	(320,347)	179,961

Total increase (decrease) in net assets	51,163	(143,614)	499,688

Net assets as of December 31, 2023	$945,868	$2,102,046	$2,318,888

Investment income (loss):
Dividend distributions	—	40,965	28,011
Investment Expenses:
Mortality and expense risk and administrative charges	(15,084)	(33,131)	(28,749)

Net investment income (loss)	(15,084)	7,834	(738)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	100,062	9,700
Realized capital gain (loss) on investments	(10,648)	1,357	33,582
Change in unrealized appreciation (depreciation)	235,749	112,374	(49,478)

Net gain (loss) on investments	225,101	213,793	(6,196)

Net increase (decrease) in net assets from operations	210,017	221,627	(6,934)

Contract owner transactions:
Variable annuity deposits	160,539	79,320	2,743
Terminations, withdrawals and annuity payments	(93,957)	(306,952)	(160,298)
Transfers between subaccounts, net	3,233	473,832	(492,105)
Maintenance charges and mortality adjustments	—	(8)	(127)

Increase (decrease) in net assets from contract transactions	69,815	246,192	(649,787)

Total increase (decrease) in net assets	279,832	467,819	(656,721)

Net assets as of December 31, 2024	$1,225,700	$2,569,865	$1,662,167

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market	Invesco V.I. Government Securities
Net assets as of December 31, 2022	$851,778	$1,385,543	$271,949

Investment income (loss):
Dividend distributions	12,571	66,481	4,184
Investment Expenses:
Mortality and expense risk and administrative charges	(11,919)	(20,985)	(3,474)

Net investment income (loss)	652	45,496	710

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(12,150)	—	(7,291)
Change in unrealized appreciation (depreciation)	73,629	—	14,096

Net gain (loss) on investments	61,479	—	6,805

Net increase (decrease) in net assets from operations	62,131	45,496	7,515

Contract owner transactions:
Variable annuity deposits	11,224	74,744	—
Terminations, withdrawals and annuity payments	(62,483)	(157,442)	(49,506)
Transfers between subaccounts, net	25,740	(80,875)	(2,305)
Maintenance charges and mortality adjustments	(17)	(91)	(13)

Increase (decrease) in net assets from contract transactions	(25,536)	(163,664)	(51,824)

Total increase (decrease) in net assets	36,595	(118,168)	(44,309)

Net assets as of December 31, 2023	$888,373	$1,267,375	$227,640

Investment income (loss):
Dividend distributions	19,106	169,087	3,501
Investment Expenses:
Mortality and expense risk and administrative charges	(11,461)	(53,849)	(2,449)

Net investment income (loss)	7,645	115,238	1,052

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(20,680)	—	(21,319)
Change in unrealized appreciation (depreciation)	(7,264)	—	18,197

Net gain (loss) on investments	(27,944)	—	(3,122)

Net increase (decrease) in net assets from operations	(20,299)	115,238	(2,070)

Contract owner transactions:
Variable annuity deposits	2,137	304,276	—
Terminations, withdrawals and annuity payments	(167,944)	(1,367,566)	(143,998)
Transfers between subaccounts, net	7,624	6,840,377	(5,906)
Maintenance charges and mortality adjustments	(14)	(101)	(12)

Increase (decrease) in net assets from contract transactions	(158,197)	5,776,986	(149,916)

Total increase (decrease) in net assets	(178,496)	5,892,224	(151,986)

Net assets as of December 31, 2024	$709,877	$7,159,599	$75,654

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Health Care	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®
Net assets as of December 31, 2022	$1,353,545	$1,000,202	$1,666,632

Investment income (loss):
Dividend distributions	—	382	16,766
Investment Expenses:
Mortality and expense risk and administrative charges	(15,759)	(14,646)	(24,683)

Net investment income (loss)	(15,759)	(14,264)	(7,917)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(56,309)	(41,159)	(29,513)
Change in unrealized appreciation (depreciation)	85,225	219,312	294,199

Net gain (loss) on investments	28,916	178,153	264,686

Net increase (decrease) in net assets from operations	13,157	163,889	256,769

Contract owner transactions:
Variable annuity deposits	8,803	79,849	239,660
Terminations, withdrawals and annuity payments	(239,114)	(99,629)	(407,963)
Transfers between subaccounts, net	(101,695)	323,775	260,297
Maintenance charges and mortality adjustments	(8)	(13)	(16)

Increase (decrease) in net assets from contract transactions	(332,014)	303,982	91,978

Total increase (decrease) in net assets	(318,857)	467,871	348,747

Net assets as of December 31, 2023	$1,034,688	$1,468,073	$2,015,379

Investment income (loss):
Dividend distributions	—	3,279	—
Investment Expenses:
Mortality and expense risk and administrative charges	(15,194)	(27,459)	(29,458)

Net investment income (loss)	(15,194)	(24,180)	(29,458)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	65,662	76,264
Realized capital gain (loss) on investments	(1,804)	2,767	34,936
Change in unrealized appreciation (depreciation)	44,919	228,511	127,974

Net gain (loss) on investments	43,115	296,940	239,174

Net increase (decrease) in net assets from operations	27,921	272,760	209,716

Contract owner transactions:
Variable annuity deposits	6,592	9,189	30,292
Terminations, withdrawals and annuity payments	(113,512)	(98,682)	(143,447)
Transfers between subaccounts, net	37,275	1,073,501	29,631
Maintenance charges and mortality adjustments	(5)	(91)	(57)

Increase (decrease) in net assets from contract transactions	(69,650)	983,917	(83,581)

Total increase (decrease) in net assets	(41,729)	1,256,677	126,135

Net assets as of December 31, 2024	$992,959	$2,724,750	$2,141,514

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Janus Henderson VIT Enterprise	LVIP American Century Ultra(a)	LVIP American Century Value(a)
Net assets as of December 31, 2022	$2,015,102	$6,495,437	$2,621,278

Investment income (loss):
Dividend distributions	2,000	—	53,438
Investment Expenses:
Mortality and expense risk and administrative charges	(29,637)	(104,587)	(34,035)

Net investment income (loss)	(27,637)	(104,587)	19,403

Increase (decrease) in net assets from operations:
Capital gain distributions	155,366	526,086	195,873
Realized capital gain (loss) on investments	(58,227)	75,091	29,830
Change in unrealized appreciation (depreciation)	251,961	2,037,122	(70,141)

Net gain (loss) on investments	349,100	2,638,299	155,562

Net increase (decrease) in net assets from operations	321,463	2,533,712	174,965

Contract owner transactions:
Variable annuity deposits	377,336	391,994	25,492
Terminations, withdrawals and annuity payments	(697,724)	(1,550,324)	(188,913)
Transfers between subaccounts, net	296,719	878,702	(206,624)
Maintenance charges and mortality adjustments	—	(23)	(2)

Increase (decrease) in net assets from contract transactions	(23,669)	(279,651)	(370,047)

Total increase (decrease) in net assets	297,794	2,254,061	(195,082)

Net assets as of December 31, 2023	$2,312,896	$8,749,498	$2,426,196

Investment income (loss):
Dividend distributions	16,480	—	70,405
Investment Expenses:
Mortality and expense risk and administrative charges	(46,047)	(152,661)	(35,698)

Net investment income (loss)	(29,567)	(152,661)	34,707

Increase (decrease) in net assets from operations:
Capital gain distributions	107,210	861,206	142,120
Realized capital gain (loss) on investments	(1,382)	310,698	18,714
Change in unrealized appreciation (depreciation)	318,966	1,437,129	(9,020)

Net gain (loss) on investments	424,794	2,609,033	151,814

Net increase (decrease) in net assets from operations	395,227	2,456,372	186,521

Contract owner transactions:
Variable annuity deposits	101,495	664,256	51,190
Terminations, withdrawals and annuity payments	(243,254)	(690,199)	(75,675)
Transfers between subaccounts, net	1,890,842	1,568,516	(54,339)
Maintenance charges and mortality adjustments	—	(182)	(2)

Increase (decrease) in net assets from contract transactions	1,749,083	1,542,391	(78,826)

Total increase (decrease) in net assets	2,144,310	3,998,763	107,695

Net assets as of December 31, 2024	$4,457,206	$12,748,261	$2,533,891

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	MFS® VIT II Research International	MFS® VIT Mid Cap Value	MFS® VIT Total Return
Net assets as of December 31, 2022	$843,924	$170,301	$990,121

Investment income (loss):
Dividend distributions	7,189	2,430	17,217
Investment Expenses:
Mortality and expense risk and administrative charges	(12,786)	(2,351)	(13,592)

Net investment income (loss)	(5,597)	79	3,625

Increase (decrease) in net assets from operations:
Capital gain distributions	—	5,403	41,093
Realized capital gain (loss) on investments	(6,737)	(472)	(3,314)
Change in unrealized appreciation (depreciation)	106,000	11,059	38,407

Net gain (loss) on investments	99,263	15,990	76,186

Net increase (decrease) in net assets from operations	93,666	16,069	79,811

Contract owner transactions:
Variable annuity deposits	19,667	750	8,598
Terminations, withdrawals and annuity payments	(49,305)	(40,125)	(123,995)
Transfers between subaccounts, net	(14,587)	22,561	10,624
Maintenance charges and mortality adjustments	(17)	—	(68)

Increase (decrease) in net assets from contract transactions	(44,242)	(16,814)	(104,841)

Total increase (decrease) in net assets	49,424	(745)	(25,030)

Net assets as of December 31, 2023	$893,348	$169,556	$965,091

Investment income (loss):
Dividend distributions	12,546	1,951	20,272
Investment Expenses:
Mortality and expense risk and administrative charges	(12,640)	(2,822)	(12,640)

Net investment income (loss)	(94)	(871)	7,632

Increase (decrease) in net assets from operations:
Capital gain distributions	—	7,896	43,484
Realized capital gain (loss) on investments	16,243	7,926	(853)
Change in unrealized appreciation (depreciation)	2,722	4,523	(306)

Net gain (loss) on investments	18,965	20,345	42,325

Net increase (decrease) in net assets from operations	18,871	19,474	49,957

Contract owner transactions:
Variable annuity deposits	1,747	65,540	—
Terminations, withdrawals and annuity payments	(143,022)	(37,194)	(127,163)
Transfers between subaccounts, net	36,795	10,024	(41,520)
Maintenance charges and mortality adjustments	(97)	—	(79)

Increase (decrease) in net assets from contract transactions	(104,577)	38,370	(168,762)

Total increase (decrease) in net assets	(85,706)	57,844	(118,805)

Net assets as of December 31, 2024	$807,642	$227,400	$846,286

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	MFS® VIT Utilities	NAA All Cap Value Series (a)	NAA Large Cap Value Series (a)
Net assets as of December 31, 2022	$2,924,747	$10,330,241	$8,814,905

Investment income (loss):
Dividend distributions	95,101	155,244	135,504
Investment Expenses:
Mortality and expense risk and administrative charges	(38,815)	(141,930)	(114,905)

Net investment income (loss)	56,286	13,314	20,599

Increase (decrease) in net assets from operations:
Capital gain distributions	159,518	843,668	802,227
Realized capital gain (loss) on investments	8,336	160,246	270,280
Change in unrealized appreciation (depreciation)	(343,157)	(358,065)	(483,699)

Net gain (loss) on investments	(175,303)	645,849	588,808

Net increase (decrease) in net assets from operations	(119,017)	659,163	609,407

Contract owner transactions:
Variable annuity deposits	20,271	90,896	265,145
Terminations, withdrawals and annuity payments	(195,285)	(979,456)	(1,036,354)
Transfers between subaccounts, net	132,629	143,751	(512,247)
Maintenance charges and mortality adjustments	(68)	(118)	(37)

Increase (decrease) in net assets from contract transactions	(42,453)	(744,927)	(1,283,493)

Total increase (decrease) in net assets	(161,470)	(85,764)	(674,086)

Net assets as of December 31, 2023	$2,763,277	$10,244,477	$8,140,819

Investment income (loss):
Dividend distributions	59,054	162,372	138,758
Investment Expenses:
Mortality and expense risk and administrative charges	(40,057)	(144,591)	(115,122)

Net investment income (loss)	18,997	17,781	23,636

Increase (decrease) in net assets from operations:
Capital gain distributions	82,222	514,597	571,441
Realized capital gain (loss) on investments	21,611	334,181	361,840
Change in unrealized appreciation (depreciation)	148,424	5,027	(24,374)

Net gain (loss) on investments	252,257	853,805	908,907

Net increase (decrease) in net assets from operations	271,254	871,586	932,543

Contract owner transactions:
Variable annuity deposits	29,096	280,960	470,583
Terminations, withdrawals and annuity payments	(224,253)	(1,690,737)	(1,580,051)
Transfers between subaccounts, net	(56,992)	(97,623)	(449,497)
Maintenance charges and mortality adjustments	(51)	(102)	(82)

Increase (decrease) in net assets from contract transactions	(252,200)	(1,507,502)	(1,559,047)

Total increase (decrease) in net assets	19,054	(635,916)	(626,504)

Net assets as of December 31, 2024	$2,782,331	$9,608,561	$7,514,315

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA Large Core Series (a)	NAA Large Growth Series (a)	NAA Mid Growth Series (a)
Net assets as of December 31, 2022	$9,444,622	$3,743,951	$9,819,310

Investment income (loss):
Dividend distributions	160,687	57,131	149,657
Investment Expenses:
Mortality and expense risk and administrative charges	(140,061)	(59,749)	(145,393)

Net investment income (loss)	20,626	(2,618)	4,264

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	83,225	(52,273)	(118,965)
Change in unrealized appreciation (depreciation)	2,166,645	1,408,681	2,439,682

Net gain (loss) on investments	2,249,870	1,356,408	2,320,717

Net increase (decrease) in net assets from operations	2,270,496	1,353,790	2,324,981

Contract owner transactions:
Variable annuity deposits	147,322	47,043	96,789
Terminations, withdrawals and annuity payments	(1,074,561)	(457,705)	(970,268)
Transfers between subaccounts, net	(293,028)	2,793	(10,729)
Maintenance charges and mortality adjustments	(180)	(79)	(113)

Increase (decrease) in net assets from contract transactions	(1,220,447)	(407,948)	(884,321)

Total increase (decrease) in net assets	1,050,049	945,842	1,440,660

Net assets as of December 31, 2023	$10,494,671	$4,689,793	$11,259,970

Investment income (loss):
Dividend distributions	317,739	125,981	326,708
Investment Expenses:
Mortality and expense risk and administrative charges	(150,299)	(70,014)	(153,914)

Net investment income (loss)	167,440	55,967	172,794

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	675,649	355,749	363,897
Change in unrealized appreciation (depreciation)	1,473,308	930,169	1,043,037

Net gain (loss) on investments	2,148,957	1,285,918	1,406,934

Net increase (decrease) in net assets from operations	2,316,397	1,341,885	1,579,728

Contract owner transactions:
Variable annuity deposits	253,188	161,480	292,992
Terminations, withdrawals and annuity payments	(1,261,148)	(470,757)	(1,170,121)
Transfers between subaccounts, net	(1,532,416)	(832,038)	(2,182,942)
Maintenance charges and mortality adjustments	(145)	(66)	(102)

Increase (decrease) in net assets from contract transactions	(2,540,521)	(1,141,381)	(3,060,173)

Total increase (decrease) in net assets	(224,124)	200,504	(1,480,445)

Net assets as of December 31, 2024	$10,270,547	$4,890,297	$9,779,525

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA Small Cap Value Series (a)	NAA Small Growth Series (a)	NAA Smid-Cap Value Series (a)
Net assets as of December 31, 2022	$6,929,660	$2,862,864	$23,998,137

Investment income (loss):
Dividend distributions	85,283	42,286	348,213
Investment Expenses:
Mortality and expense risk and administrative charges	(91,050)	(42,161)	(324,496)

Net investment income (loss)	(5,767)	125	23,717

Increase (decrease) in net assets from operations:
Capital gain distributions	416,003	—	1,633,452
Realized capital gain (loss) on investments	98,991	(53,607)	513,444
Change in unrealized appreciation (depreciation)	32,526	587,626	(376,838)

Net gain (loss) on investments	547,520	534,019	1,770,058

Net increase (decrease) in net assets from operations	541,753	534,144	1,793,775

Contract owner transactions:
Variable annuity deposits	65,503	59,876	527,731
Terminations, withdrawals and annuity payments	(431,470)	(263,328)	(2,379,982)
Transfers between subaccounts, net	(504,480)	162,960	(399,913)
Maintenance charges and mortality adjustments	(68)	(39)	(274)

Increase (decrease) in net assets from contract transactions	(870,515)	(40,531)	(2,252,438)

Total increase (decrease) in net assets	(328,762)	493,613	(458,663)

Net assets as of December 31, 2023	$6,600,898	$3,356,477	$23,539,474

Investment income (loss):
Dividend distributions	74,699	87,900	297,823
Investment Expenses:
Mortality and expense risk and administrative charges	(78,584)	(43,923)	(307,495)

Net investment income (loss)	(3,885)	43,977	(9,672)

Increase (decrease) in net assets from operations:
Capital gain distributions	275,373	—	607,178
Realized capital gain (loss) on investments	305,610	19,744	1,443,571
Change in unrealized appreciation (depreciation)	(163,676)	274,739	(323,138)

Net gain (loss) on investments	417,307	294,483	1,727,611

Net increase (decrease) in net assets from operations	413,422	338,460	1,717,939

Contract owner transactions:
Variable annuity deposits	47,193	82,172	273,079
Terminations, withdrawals and annuity payments	(546,756)	(336,513)	(2,358,409)
Transfers between subaccounts, net	(2,316,178)	(685,795)	(4,612,997)
Maintenance charges and mortality adjustments	(59)	(32)	(216)

Increase (decrease) in net assets from contract transactions	(2,815,800)	(940,168)	(6,698,543)

Total increase (decrease) in net assets	(2,402,378)	(601,708)	(4,980,604)

Net assets as of December 31, 2024	$4,198,520	$2,754,769	$18,558,870

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA World Equity Income Series (a)	Neuberger Berman AMT Sustainable Equity	PIMCO VIT All Asset
Net assets as of December 31, 2022	$9,512,068	$4,369,500	$949,545

Investment income (loss):
Dividend distributions	242,086	2,888	29,497
Investment Expenses:
Mortality and expense risk and administrative charges	(128,298)	(58,758)	(13,724)

Net investment income (loss)	113,788	(55,870)	15,773

Increase (decrease) in net assets from operations:
Capital gain distributions	—	60,680	—
Realized capital gain (loss) on investments	184,542	643,232	(11,687)
Change in unrealized appreciation (depreciation)	626,653	288,230	65,175

Net gain (loss) on investments	811,195	992,142	53,488

Net increase (decrease) in net assets from operations	924,983	936,272	69,261

Contract owner transactions:
Variable annuity deposits	123,784	22,225	4,660
Terminations, withdrawals and annuity payments	(883,894)	(322,877)	(34,580)
Transfers between subaccounts, net	(322,280)	(1,043,913)	78,916
Maintenance charges and mortality adjustments	(88)	(26)	(44)

Increase (decrease) in net assets from contract transactions	(1,082,478)	(1,344,591)	48,952

Total increase (decrease) in net assets	(157,495)	(408,319)	118,213

Net assets as of December 31, 2023	$9,354,573	$3,961,181	$1,067,758

Investment income (loss):
Dividend distributions	253,417	—	64,587
Investment Expenses:
Mortality and expense risk and administrative charges	(129,945)	(56,335)	(14,168)

Net investment income (loss)	123,472	(56,335)	50,419

Increase (decrease) in net assets from operations:
Capital gain distributions	—	185,990	—
Realized capital gain (loss) on investments	692,068	477,368	(36,182)
Change in unrealized appreciation (depreciation)	213,129	234,880	9,172

Net gain (loss) on investments	905,197	898,238	(27,010)

Net increase (decrease) in net assets from operations	1,028,669	841,903	23,409

Contract owner transactions:
Variable annuity deposits	298,560	248,768	—
Terminations, withdrawals and annuity payments	(1,511,027)	(514,138)	(187,984)
Transfers between subaccounts, net	(997,106)	(456,914)	(23,218)
Maintenance charges and mortality adjustments	(73)	(19)	(44)

Increase (decrease) in net assets from contract transactions	(2,209,646)	(722,303)	(211,246)

Total increase (decrease) in net assets	(1,180,977)	119,600	(187,837)

Net assets as of December 31, 2024	$8,173,596	$4,080,781	$879,921

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PIMCO VIT CommodityRealReturn Strategy	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT Low Duration
Net assets as of December 31, 2022	$861,881	$525,788	$2,119,428

Investment income (loss):
Dividend distributions	124,012	13,847	74,260
Investment Expenses:
Mortality and expense risk and administrative charges	(10,133)	(7,590)	(29,173)

Net investment income (loss)	113,879	6,257	45,087

Increase (decrease) in net assets from operations:
Capital gain distributions	—	14,165	—
Realized capital gain (loss) on investments	(78,097)	(5,448)	(41,759)
Change in unrealized appreciation (depreciation)	(110,398)	25,372	65,384

Net gain (loss) on investments	(188,495)	34,089	23,625

Net increase (decrease) in net assets from operations	(74,616)	40,346	68,712

Contract owner transactions:
Variable annuity deposits	7,713	11,907	23,218
Terminations, withdrawals and annuity payments	(75,810)	(41,282)	(199,592)
Transfers between subaccounts, net	(111,106)	49,337	(124,050)
Maintenance charges and mortality adjustments	(2)	(8)	(21)

Increase (decrease) in net assets from contract transactions	(179,205)	19,954	(300,445)

Total increase (decrease) in net assets	(253,821)	60,300	(231,733)

Net assets as of December 31, 2023	$608,060	$586,088	$1,887,695

Investment income (loss):
Dividend distributions	11,828	18,603	76,280
Investment Expenses:
Mortality and expense risk and administrative charges	(7,756)	(7,401)	(27,134)

Net investment income (loss)	4,072	11,202	49,146

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(68,623)	(11,936)	(8,111)
Change in unrealized appreciation (depreciation)	80,194	20,372	12,956

Net gain (loss) on investments	11,571	8,436	4,845

Net increase (decrease) in net assets from operations	15,643	19,638	53,991

Contract owner transactions:
Variable annuity deposits	2,089	4,220	1,373
Terminations, withdrawals and annuity payments	(58,733)	(114,743)	(139,428)
Transfers between subaccounts, net	(82,172)	(71,266)	285,200
Maintenance charges and mortality adjustments	(1)	(69)	(149)

Increase (decrease) in net assets from contract transactions	(138,817)	(181,858)	146,996

Total increase (decrease) in net assets	(123,174)	(162,220)	200,987

Net assets as of December 31, 2024	$484,886	$423,868	$2,088,682

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PIMCO VIT Real Return	Royce Micro-Cap
Net assets as of December 31, 2022	$2,294,299	$570,070

Investment income (loss):
Dividend distributions	62,994	—
Investment Expenses:
Mortality and expense risk and administrative charges	(29,667)	(8,222)

Net investment income (loss)	33,327	(8,222)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—
Realized capital gain (loss) on investments	(54,031)	(8,596)
Change in unrealized appreciation (depreciation)	64,085	112,201

Net gain (loss) on investments	10,054	103,605

Net increase (decrease) in net assets from operations	43,381	95,383

Contract owner transactions:
Variable annuity deposits	3,398	13,275
Terminations, withdrawals and annuity payments	(451,623)	(47,702)
Transfers between subaccounts, net	(6,276)	97,036
Maintenance charges and mortality adjustments	(43)	(4)

Increase (decrease) in net assets from contract transactions	(454,544)	62,605

Total increase (decrease) in net assets	(411,163)	157,988

Net assets as of December 31, 2023	$1,883,136	$728,058

Investment income (loss):
Dividend distributions	48,243	—
Investment Expenses:
Mortality and expense risk and administrative charges	(25,809)	(7,769)

Net investment income (loss)	22,434	(7,769)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	26,623
Realized capital gain (loss) on investments	(30,481)	(15,559)
Change in unrealized appreciation (depreciation)	27,422	60,067

Net gain (loss) on investments	(3,059)	71,131

Net increase (decrease) in net assets from operations	19,375	63,362

Contract owner transactions:
Variable annuity deposits	2,890	10,051
Terminations, withdrawals and annuity payments	(358,834)	(73,982)
Transfers between subaccounts, net	63,307	(329,826)
Maintenance charges and mortality adjustments	(43)	—

Increase (decrease) in net assets from contract transactions	(292,680)	(393,757)

Total increase (decrease) in net assets	(273,305)	(330,395)

Net assets as of December 31, 2024	$1,609,831	$397,663

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Notes to Financial Statements

December 31, 2024

1. Organization and Significant Accounting Policies

SBL Variable Annuity Account VIII (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standards Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for the Account are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS® International	Class 4	Capital Research and Management Company	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
ClearBridge Variable Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Guggenheim VIF Alpha Opportunity	-	Security Investors, LLC	-
Guggenheim VIF High Yield	-	Security Investors, LLC	-
Guggenheim VIF Long Short Equity	-	Security Investors, LLC	-
Guggenheim VIF Managed Asset Allocation	-	Security Investors, LLC	-
Guggenheim VIF Total Return Bond	-	Security Investors, LLC	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	-
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	-
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	-
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	-
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	-
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	-
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	-
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	-
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	-
LVIP American Century Ultra	Service Class	American Century Investment Management, Inc	-
LVIP American Century Value	Service Class	American Century Investment Management, Inc	-

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS® VIT Mid Cap Value	Service Shares	Massachusetts Financial Services Company	-
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	-
NAA All Cap Value Series	-	Security Investors, LLC	-
NAA Large Cap Value Series	-	Security Investors, LLC	-
NAA Large Core Series	-	Security Investors, LLC	-
NAA Large Growth Series	-	Security Investors, LLC	-
NAA Mid Growth Series	-	Security Investors, LLC	-
NAA Small Cap Value Series	-	Security Investors, LLC	-
NAA Small Growth Series	-	Security Investors, LLC	-
NAA Smid-Cap Value Series	-	Security Investors, LLC	-
NAA World Equity Income Series	-	Security Investors, LLC	-
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	-
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	-
Royce Micro-Cap	Investment	Royce & Associates, LP	-

Forty-seven subaccounts are currently offered by the Account, all of which had activity.

The Account has one underlying fund, BlackRock High Yield V.I., that pays dividends on the first of each month. The daily dividend amount is accumulated and the balance is recognised on the Statements of Net Assets as Uncollected Income Receivable.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name
April 26, 2024	LVIP American Century Ultra	American Century VP Ultra®
April 26, 2024	LVIP American Century Value	American Century VP Value
May 1, 2024	ClearBridge Variable Growth	ClearBridge Variable Aggressive Growth
October 25, 2024	NAA All Cap Value Series	Guggenheim VIF All Cap Value
October 25, 2024	NAA Large Cap Value Series	Guggenheim VIF Large Cap Value
October 25, 2024	NAA Large Core Series	Guggenheim VIF StylePlus Large Core
October 25, 2024	NAA Large Growth Series	Guggenheim VIF StylePlus Large Growth
October 25, 2024	NAA Mid Growth Series	Guggenheim VIF StylePlus Mid Growth
October 25, 2024	NAA Small Cap Value Series	Guggenheim VIF Small Cap Value
October 25, 2024	NAA Small Growth Series	Guggenheim VIF StylePlus Small Growth
October 25, 2024	NAA Smid-Cap Value Series	Guggenheim VIF SMid Cap Value
October 25, 2024	NAA World Equity Income Series	Guggenheim VIF World Equity Income

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)
August 16, 2024	Guggenheim VIF Alpha Opportunity	Invesco V.I. Government Money Market	341,202
August 16, 2024	Guggenheim VIF Long Short Equity	Invesco V.I. Government Money Market	149,211
August 16, 2024	Guggenheim VIF Managed Asset Allocation	Invesco V.I. Government Money Market	4,133,740

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2024, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
American Funds IS® Asset Allocation	$1,810,149	$746,325
American Funds IS® Global Growth	213,938	167,400
American Funds IS® Growth-Income	2,280,607	796,488
American Funds IS® International	838	743
BlackRock High Yield V.I.	113,223	2,681
BNY Mellon IP Technology Growth	2,956,594	950,830
ClearBridge Variable Growth (a)	1,511,803	698,428
ClearBridge Variable Small Cap Growth	644,885	194,050
Guggenheim VIF Alpha Opportunity (b)	945	519,239
Guggenheim VIF High Yield	339,754	404,322
Guggenheim VIF Long Short Equity (b)	23,683	180,138

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Guggenheim VIF Managed Asset Allocation (b)	$401,856	$5,379,565
Guggenheim VIF Total Return Bond	886,560	694,828
Invesco V.I. American Value	487,356	41,688
Invesco V.I. Comstock	3,509,411	476,510
Invesco V.I. Discovery Mid Cap Growth	243,133	188,402
Invesco V.I. Equity and Income	690,207	336,119
Invesco V.I. EVQ International Equity Fund	130,298	771,123
Invesco V.I. Global Real Estate	27,636	178,188
Invesco V.I. Government Money Market	13,333,392	7,441,168
Invesco V.I. Government Securities	4,339	153,203
Invesco V.I. Health Care	101,499	186,343
Invesco V.I. Main Street Mid Cap Fund®	1,617,070	591,671
Invesco V.I. Main Street Small Cap Fund®	316,489	353,264
Janus Henderson VIT Enterprise	2,076,405	249,679
LVIP American Century Ultra (a)	3,688,024	1,437,088
LVIP American Century Value (a)	312,295	214,294
MFS® VIT II Research International	72,759	177,430
MFS® VIT Mid Cap Value	115,309	69,914
MFS® VIT Total Return	80,117	197,763
MFS® VIT Utilities	224,544	375,525
NAA All Cap Value Series (a)	1,007,366	1,982,490
NAA Large Cap Value Series (a)	1,133,416	2,097,386
NAA Large Core Series (a)	625,438	2,998,519
NAA Large Growth Series (a)	499,749	1,585,163
NAA Mid Growth Series (a)	758,337	3,645,716
NAA Small Cap Value Series (a)	431,693	2,976,005
NAA Small Growth Series (a)	183,568	1,079,759
NAA Smid-Cap Value Series (a)	1,186,897	7,287,934
NAA World Equity Income Series (a)	585,636	2,671,810
Neuberger Berman AMT Sustainable Equity	569,858	1,162,506
PIMCO VIT All Asset	73,280	234,107
PIMCO VIT CommodityRealReturn Strategy	14,224	148,969
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	28,346	199,002
PIMCO VIT Low Duration	379,793	183,651
PIMCO VIT Real Return	130,714	400,960
Royce Micro-Cap	38,952	413,855

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2024 by subaccount are as follows:

Subaccount	Annuity Assets
Guggenheim VIF High Yield	$15,653
Guggenheim VIF Total Return Bond	38,443
Invesco V.I. Government Money Market	817
NAA All Cap Value Series	66,470
NAA Large Cap Value Series	23,466
NAA Large Core Series	72,437
NAA Large Growth Series	74,070
NAA Mid Growth Series	14,386
NAA Smid-Cap Value Series	28,162
NAA World Equity Income Series	98,486

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2024.

Segment Disclosures

In this reporting period, we adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect our financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Brian Beckett, Chief Financial Officer. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The net increase (decrease) in net assets from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statements of Net Assets as “Net Assets” and significant segment expenses are listed on the accompanying Statements of Operations and Change in Net Assets.

2. Variable Annuity Contract Charges

Mortality and Expense Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of average daily net asset value of which 0.70% is for assuming mortality risks and the remainder is for assuming expense risks. Extra Credit contract owners may elect an annual stepped up death benefit for an additional fee of 0.20% of average daily net asset value.

Administrative Charge: SBL deducts a daily administrative fee equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of operations and change in net assets under Mortality and expense risk and administrative charges line item.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of operations and change in net assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Account Administrative Charge: For Extra Credit contracts, an account administrative fee of $30 is deducted annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2024 and 2023, were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS® Asset Allocation	117,280	(52,509)	64,771	50,766	(63,151)	(12,385)
American Funds IS® Global Growth	9,795	(9,328)	467	31,500	(45,513)	(14,013)
American Funds IS® Growth-Income	123,955	(46,252)	77,703	102,424	(52,478)	49,946
American Funds IS® International	74	(67)	7	—	(104)	(104)
BlackRock High Yield V.I.	8,999	(112)	8,887	173	(28)	145
BNY Mellon IP Technology Growth	47,446	(14,420)	33,026	14,993	(16,495)	(1,502)
ClearBridge Variable Growth (a)	27,089	(23,430)	3,659	20,540	(10,806)	9,734
ClearBridge Variable Small Cap Growth	14,095	(4,241)	9,854	9,187	(10,911)	(1,724)
Guggenheim VIF Alpha Opportunity (b)	3	(22,042)	(22,039)	5	(2,902)	(2,897)
Guggenheim VIF High Yield	4,178	(9,598)	(5,420)	2,339	(10,052)	(7,713)
Guggenheim VIF Long Short Equity (b)	1,356	(10,219)	(8,863)	12	(335)	(323)
Guggenheim VIF Managed Asset Allocation (b)	2,459	(118,752)	(116,293)	1,087	(12,079)	(10,992)
Guggenheim VIF Total Return Bond	36,820	(31,214)	5,606	15,208	(25,030)	(9,822)
Invesco V.I. American Value	33,594	(1,743)	31,851	32,691	(18,867)	13,824
Invesco V.I. Comstock	86,592	(12,332)	74,260	17,496	(15,601)	1,895
Invesco V.I. Discovery Mid Cap Growth	7,448	(5,426)	2,022	5,170	(6,925)	(1,755)
Invesco V.I. Equity and Income	20,042	(11,258)	8,784	12,732	(25,843)	(13,111)
Invesco V.I. EVQ International Equity Fund	4,404	(35,074)	(30,670)	25,218	(15,391)	9,827
Invesco V.I. Global Real Estate	456	(7,761)	(7,305)	1,515	(2,810)	(1,295)
Invesco V.I. Government Money Market	1,318,159	(742,359)	575,800	1,105,600	(1,122,077)	(16,477)
Invesco V.I. Government Securities	80	(14,021)	(13,941)	18	(4,842)	(4,824)
Invesco V.I. Health Care	2,789	(4,898)	(2,109)	446	(11,018)	(10,572)
Invesco V.I. Main Street Mid Cap Fund®	51,599	(19,477)	32,122	18,817	(6,558)	12,259
Invesco V.I. Main Street Small Cap Fund®	5,814	(7,856)	(2,042)	13,895	(11,945)	1,950
Janus Henderson VIT Enterprise	128,071	(15,478)	112,593	51,106	(53,019)	(1,913)

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP American Century Ultra (a)	46,684	(21,782)	24,902	32,012	(40,107)	(8,095)
LVIP American Century Value (a)	2,990	(5,264)	(2,274)	1,940	(13,916)	(11,976)
MFS® VIT II Research International	3,435	(8,996)	(5,561)	5,795	(8,484)	(2,689)
MFS® VIT Mid Cap Value	6,658	(4,301)	2,357	4,955	(6,297)	(1,342)
MFS® VIT Total Return	690	(8,119)	(7,429)	1,099	(6,056)	(4,957)
MFS® VIT Utilities	2,680	(9,546)	(6,866)	6,392	(7,996)	(1,604)
NAA All Cap Value Series (a)	4,214	(22,721)	(18,507)	5,901	(16,577)	(10,676)
NAA Large Cap Value Series (a)	6,892	(31,440)	(24,548)	6,170	(29,501)	(23,331)
NAA Large Core Series (a)	4,152	(37,909)	(33,757)	9,030	(29,181)	(20,151)
NAA Large Growth Series (a)	8,439	(34,649)	(26,210)	4,964	(18,104)	(13,140)
NAA Mid Growth Series (a)	3,921	(30,357)	(26,436)	4,070	(13,286)	(9,216)
NAA Small Cap Value Series (a)	1,299	(38,958)	(37,659)	4,849	(18,003)	(13,154)
NAA Small Growth Series (a)	2,052	(22,014)	(19,962)	6,714	(8,087)	(1,373)
NAA Smid-Cap Value Series (a)	1,905	(42,590)	(40,685)	4,738	(20,503)	(15,765)
NAA World Equity Income Series (a)	5,133	(38,229)	(33,096)	2,540	(22,059)	(19,519)
Neuberger Berman AMT Sustainable Equity	6,355	(19,393)	(13,038)	10,823	(40,136)	(29,313)
PIMCO VIT All Asset	464	(10,853)	(10,389)	5,357	(2,592)	2,765
PIMCO VIT CommodityRealReturn Strategy	360	(19,002)	(18,642)	4,469	(28,481)	(24,012)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	591	(11,520)	(10,929)	3,985	(2,674)	1,311
PIMCO VIT Low Duration	24,529	(12,899)	11,630	29,009	(54,666)	(25,657)
PIMCO VIT Real Return	5,576	(24,550)	(18,974)	1,177	(31,941)	(30,764)
Royce Micro-Cap	519	(16,593)	(16,074)	4,926	(2,331)	2,595

(a)	Name change. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2024, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Asset Allocation
2024	269,037	14.79	14.79	3,978,810	0.02	1.40	1.40	14.47	14.47
2023	204,266	12.92	12.92	2,638,831	0.02	1.40	1.40	12.45	12.45
2022	216,651	11.49	11.49	2,489,302	0.02	1.40	1.40	(14.89)	(14.89)
2021	208,891	13.50	13.50	2,819,240	0.01	1.40	1.40	13.26	13.26
2020	160,666	11.92	11.92	1,914,845	0.02	1.40	1.60	10.58	10.58
American Funds IS® Global Growth
2024	87,563	16.38	16.38	1,434,047	0.01	1.40	1.40	11.81	11.81
2023	87,096	14.65	14.65	1,275,911	0.01	1.40	1.40	20.58	20.58
2022	101,109	12.15	12.15	1,228,316	0.00	1.40	1.40	(25.96)	(25.96)
2021	76,278	16.41	16.41	1,251,757	0.00	1.40	1.40	14.52	14.52
2020	65,012	14.33	14.33	931,683	0.00	1.40	1.60	28.29	28.29
American Funds IS® Growth-Income
2024	258,316	18.45	18.45	4,766,234	0.01	1.40	1.40	22.19	22.19
2023	180,613	15.10	15.10	2,727,378	0.01	1.40	1.40	24.08	24.08
2022	130,667	12.17	12.17	1,590,461	0.01	1.40	1.40	(17.88)	(17.88)
2021	110,317	14.82	14.82	1,634,980	0.01	1.40	1.40	22.08	22.08
2020	83,870	12.14	12.14	1,018,292	0.01	1.40	1.60	11.68	11.68

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® International
2024	278	10.41	10.41	2,896	0.01	1.40	1.40	1.46	1.46
2023	271	10.26	10.26	2,786	0.01	1.40	1.40	14.00	14.00
2022	375	9.00	9.00	3,373	0.04	1.40	1.40	(22.15)	(22.15)
2021	—	11.56	11.56	—	—	1.40	1.40	(3.10)	(3.10)
2020	—	11.93	11.93	—	—	1.40	1.60	12.12	12.12
BlackRock High Yield V.I.
2024	15,909	11.97	11.97	190,395	0.05	1.40	1.40	6.31	6.31
2023	7,022	11.26	11.26	78,996	0.06	1.40	1.40	11.37	11.37
2022	6,877	10.11	10.11	69,487	0.06	1.40	1.40	(11.78)	(11.78)
2021	24,326	11.46	11.46	278,853	0.03	1.40	1.40	3.71	3.71
2020	2,897	11.05	11.05	31,999	0.08	1.40	1.60	5.54	5.54
BNY Mellon IP Technology Growth
2024	115,139	66.29	66.29	7,628,550	—	1.40	1.40	23.63	23.63
2023	82,113	53.62	53.62	4,399,904	—	1.40	1.40	56.78	56.78
2022	83,615	34.20	34.20	2,857,603	—	1.40	1.40	(47.26)	(47.26)
2021	87,750	64.85	64.85	5,687,094	—	1.40	1.40	11.06	11.06
2020	99,142	56.62	58.39	5,785,517	0.00	1.40	1.60	66.87	67.21
ClearBridge Variable Growth (a)
2024	80,108	31.91	31.91	2,551,915	—	1.40	1.40	10.84	10.84
2023	76,449	28.79	28.79	2,197,090	0.00	1.40	1.40	22.41	22.41
2022	66,715	23.52	23.52	1,566,025	—	1.40	1.40	(27.61)	(27.61)
2021	70,043	32.49	32.49	2,271,485	0.00	1.40	1.40	8.48	8.48
2020	81,809	29.04	29.95	2,445,809	0.01	1.40	1.60	15.84	16.09

(a) Name change. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
ClearBridge Variable Small Cap Growth
2024	61,162	39.11	40.66	2,485,830	—	1.40	1.60	2.84	3.04
2023	51,308	38.03	39.46	2,023,824	—	1.40	1.60	6.68	6.88
2022	53,032	35.65	36.92	1,956,960	—	1.40	1.60	(29.99)	(29.84)
2021	58,605	50.92	52.62	3,082,518	—	1.40	1.60	10.82	11.04
2020	61,084	45.95	47.39	2,893,742	—	1.40	1.60	40.95	41.25
Guggenheim VIF Alpha Opportunity (b)
2024	—	23.25	23.25	—	—	1.40	1.40	6.46	6.46
2023	22,039	21.84	21.84	481,954	0.00	1.40	1.40	6.85	6.85
2022	24,936	20.44	20.44	510,190	0.00	1.40	1.40	(9.80)	(9.80)
2021	27,191	22.66	22.66	616,758	0.01	1.40	1.40	12.23	12.23
2020	30,617	19.51	20.19	618,788	0.01	1.40	1.60	(1.32)	(1.13)
Guggenheim VIF High Yield
2024	77,989	30.52	39.04	3,030,419	0.06	1.40	1.60	5.90	6.12
2023	83,409	28.82	36.79	3,054,989	0.06	1.40	1.60	10.25	10.48
2022	91,122	26.14	33.30	3,023,233	0.06	1.40	1.60	(11.15)	(10.96)
2021	99,308	29.42	37.40	3,696,845	0.05	1.40	1.60	3.74	3.92
2020	104,396	28.36	35.99	3,741,014	0.07	1.40	1.60	2.94	3.18
Guggenheim VIF Long Short Equity (b)
2024	—	17.43	17.43	—	—	1.40	1.40	7.20	7.20
2023	8,863	16.26	16.26	144,583	0.00	1.40	1.40	11.22	11.22
2022	9,186	14.62	14.62	134,766	0.00	1.40	1.40	(15.59)	(15.59)
2021	9,450	17.32	17.32	164,216	0.01	1.40	1.40	22.06	22.06
2020	10,301	13.71	14.19	146,596	0.01	1.40	1.60	3.24	3.43

(b) Liquidation. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Managed Asset Allocation (b)
2024	—	24.86	45.45	—	0.04	1.40	1.60	6.15	6.27
2023	116,293	23.42	42.77	4,935,453	0.01	1.40	1.60	12.27	12.52
2022	127,285	20.86	38.01	4,803,964	0.01	1.40	1.60	(17.91)	(17.75)
2021	133,072	25.41	46.21	6,107,201	0.01	1.40	1.60	10.67	10.90
2020	135,762	22.96	41.67	5,619,356	0.01	1.40	1.60	10.81	11.03
Guggenheim VIF Total Return Bond
2024	157,175	16.07	21.29	3,304,142	0.04	1.40	1.60	1.39	1.67
2023	151,569	15.85	20.94	3,134,682	0.04	1.40	1.60	5.25	5.44
2022	161,391	15.06	19.86	3,167,683	0.03	1.40	1.60	(17.48)	(17.32)
2021	211,215	18.25	24.02	5,027,810	0.02	1.40	1.60	(1.99)	(1.80)
2020	220,450	18.62	24.46	5,354,089	0.02	1.40	1.60	12.37	12.62
Invesco V.I. American Value
2024	122,366	14.66	14.66	1,793,950	0.01	1.40	1.40	28.26	28.26
2023	90,515	11.43	11.43	1,034,472	0.00	1.40	1.40	13.62	13.62
2022	76,691	10.06	10.06	771,054	0.01	1.40	1.40	(4.19)	(4.19)
2021	40,974	10.50	10.50	430,161	0.00	1.40	1.40	—	—
Invesco V.I. Comstock
2024	197,103	33.72	35.05	6,904,461	0.02	1.40	1.60	13.04	13.25
2023	122,843	29.83	30.95	3,798,574	0.02	1.40	1.60	10.32	10.54
2022	120,948	27.04	28.00	3,384,162	0.01	1.40	1.60	(0.77)	(0.57)
2021	86,315	27.25	28.16	2,428,257	0.02	1.40	1.60	30.88	31.16
2020	88,597	20.82	21.47	1,900,852	0.02	1.40	1.60	(2.66)	(2.45)
Invesco V.I. Discovery Mid Cap Growth
2024	35,386	34.64	34.64	1,225,700	—	1.40	1.40	22.19	22.19
2023	33,364	28.35	28.35	945,868	—	1.40	1.40	11.26	11.26
2022	35,119	25.48	25.48	894,705	—	1.40	1.40	(32.09)	(32.09)
2021	58,419	36.31	37.52	2,191,763	—	1.40	1.60	16.90	17.14
2020	69,470	31.06	32.03	2,223,293	—	1.40	1.60	37.68	38.00

(b) Liquidation. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Equity and Income
2024	90,079	28.53	28.53	2,569,865	0.02	1.40	1.40	10.32	10.32
2023	81,295	25.86	25.86	2,102,046	0.02	1.40	1.40	8.70	8.70
2022	94,406	23.79	23.79	2,245,660	0.02	1.40	1.40	(8.99)	(8.99)
2021	77,811	26.14	26.14	2,033,925	0.02	1.40	1.40	16.70	16.70
2020	86,389	21.72	22.40	1,935,069	0.02	1.40	1.60	7.90	8.11
Invesco V.I. EVQ International Equity Fund
2024	80,517	19.84	20.63	1,662,167	0.01	1.40	1.60	(1.29)	(1.06)
2023	111,187	20.10	20.85	2,318,888	—	1.40	1.60	15.98	16.22
2022	101,360	17.33	17.94	1,819,200	0.01	1.40	1.60	(19.81)	(19.66)
2021	123,960	21.61	22.33	2,767,468	0.01	1.40	1.60	3.94	4.15
2020	146,427	20.79	21.44	3,138,130	0.02	1.40	1.60	11.89	12.13
Invesco V.I. Global Real Estate
2024	34,533	19.71	20.57	709,877	0.02	1.40	1.60	(3.38)	(3.15)
2023	41,838	20.40	21.24	888,373	0.01	1.40	1.60	7.31	7.49
2022	43,133	19.01	19.76	851,778	0.03	1.40	1.60	(26.15)	(25.96)
2021	44,480	25.74	26.69	1,186,781	0.03	1.40	1.60	23.69	23.97
2020	51,581	20.81	21.53	1,110,367	0.04	1.40	1.60	(13.72)	(13.57)
Invesco V.I. Government Money Market
2024	704,561	9.99	10.16	7,159,599	0.04	1.40	1.60	3.10	3.25
2023	128,761	9.69	9.84	1,267,375	0.05	1.40	1.60	2.87	3.14
2022	145,238	9.42	9.54	1,385,543	0.02	1.40	1.60	(0.32)	(0.21)
2021	127,251	9.45	9.56	1,215,642	0.00	1.40	1.60	(1.56)	(1.34)
2020	155,579	9.60	9.69	1,507,455	0.00	1.40	1.60	(1.44)	(1.22)
Invesco V.I. Government Securities
2024	6,954	10.89	10.89	75,654	0.02	1.40	1.40	0.09	0.09
2023	20,895	10.88	10.88	227,640	0.02	1.40	1.40	3.03	3.03
2022	25,719	10.56	10.56	271,949	0.02	1.40	1.40	(11.85)	(11.85)
2021	34,099	11.98	11.98	408,827	0.02	1.40	1.40	(3.78)	(3.78)
2020	33,451	12.08	12.45	416,893	0.02	1.40	1.60	4.32	4.45

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Health Care
2024	30,022	33.06	33.06	992,959	—	1.40	1.40	2.70	2.70
2023	32,131	32.19	32.19	1,034,688	—	1.40	1.40	1.58	1.58
2022	42,703	31.69	31.69	1,353,545	—	1.40	1.40	(14.51)	(14.51)
2021	51,904	37.07	37.07	1,924,745	0.00	1.40	1.40	10.72	10.72
2020	65,275	32.35	33.48	2,185,958	0.00	1.40	1.60	12.64	12.84
Invesco V.I. Main Street Mid Cap Fund®
2024	84,686	30.86	32.19	2,724,750	—	1.40	1.60	14.93	15.13
2023	52,564	26.85	27.96	1,468,073	0.00	1.40	1.60	12.34	12.56
2022	40,305	23.90	24.84	1,000,202	0.00	1.40	1.60	(15.85)	(15.65)
2021	35,475	28.40	29.45	1,042,135	0.00	1.40	1.60	20.90	21.14
2020	24,497	23.49	24.31	595,748	0.00	1.40	1.60	7.21	7.42
Invesco V.I. Main Street Small Cap Fund®
2024	47,720	43.04	44.90	2,141,514	—	1.40	1.60	10.61	10.81
2023	49,762	38.91	40.52	2,015,379	0.01	1.40	1.60	15.94	16.17
2022	47,812	33.56	34.88	1,666,632	0.00	1.40	1.60	(17.40)	(17.21)
2021	42,396	40.63	42.13	1,784,963	0.00	1.40	1.60	20.31	20.54
2020	42,366	33.77	34.95	1,479,325	0.00	1.40	1.60	17.75	17.99
Janus Henderson VIT Enterprise
2024	274,676	16.23	16.23	4,457,206	—	1.40	1.40	13.74	13.74
2023	162,083	14.27	14.27	2,312,896	0.00	1.40	1.40	16.11	16.11
2022	163,996	12.29	12.29	2,015,102	0.00	1.40	1.40	(17.29)	(17.29)
2021	118,731	14.86	14.86	1,764,551	0.00	1.40	1.40	14.93	14.93
2020	107,693	12.93	12.93	1,392,784	—	1.40	1.60	17.44	17.44

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
LVIP American Century Ultra (a)
2024	192,214	63.60	66.35	12,748,261	—	1.40	1.60	26.57	26.82
2023	167,312	50.25	52.32	8,749,498	—	1.40	1.60	40.95	41.25
2022	175,407	35.65	37.04	6,495,437	—	1.40	1.60	(33.53)	(33.41)
2021	198,411	53.63	55.62	11,032,885	—	1.40	1.60	21.01	21.28
2020	220,040	44.32	45.86	10,089,351	—	1.40	1.60	47.19	47.46
LVIP American Century Value (a)
2024	71,578	33.91	35.38	2,533,891	0.03	1.40	1.60	7.51	7.73
2023	73,852	31.54	32.84	2,426,196	0.02	1.40	1.60	7.28	7.50
2022	85,828	29.40	30.55	2,621,278	0.02	1.40	1.60	(1.28)	(1.07)
2021	75,311	29.78	30.88	2,326,936	0.02	1.40	1.60	22.30	22.54
2020	88,758	24.35	25.20	2,237,773	0.02	1.40	1.60	(0.77)	(0.59)
MFS® VIT II Research International
2024	46,411	16.80	17.47	807,642	0.01	1.40	1.60	1.14	1.33
2023	51,972	16.61	17.24	893,348	0.01	1.40	1.60	11.03	11.30
2022	54,661	14.96	15.49	843,924	0.01	1.40	1.60	(19.14)	(18.99)
2021	61,423	18.50	19.12	1,171,548	0.01	1.40	1.60	9.47	9.76
2020	44,983	16.90	17.42	783,258	0.02	1.40	1.60	10.97	11.10
MFS® VIT Mid Cap Value
2024	14,242	15.97	15.97	227,400	0.01	1.40	1.40	11.91	11.91
2023	11,885	14.27	14.27	169,556	0.01	1.40	1.40	10.79	10.79
2022	13,227	12.88	12.88	170,301	0.01	1.40	1.40	(10.24)	(10.24)
2021	10,418	14.35	14.35	149,493	0.01	1.40	1.40	28.82	28.82
2020	5,760	11.14	11.14	64,191	0.01	1.40	1.60	2.20	2.20
MFS® VIT Total Return
2024	35,622	23.72	23.72	846,286	0.02	1.40	1.40	5.94	5.94
2023	43,051	22.39	22.39	965,091	0.02	1.40	1.40	8.69	8.69
2022	48,008	20.60	20.60	990,121	0.01	1.40	1.40	(11.09)	(11.09)
2021	74,570	23.17	23.17	1,729,176	0.02	1.40	1.40	12.26	12.26
2020	81,172	20.02	20.64	1,676,844	0.02	1.40	1.60	7.75	7.95

(a) Name change. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Utilities
2024	76,079	36.58	36.58	2,782,331	0.02	1.40	1.40	9.78	9.78
2023	82,945	33.32	33.32	2,763,277	0.03	1.40	1.40	(3.70)	(3.70)
2022	84,549	34.60	34.60	2,924,747	0.02	1.40	1.40	(0.92)	(0.92)
2021	85,691	34.92	34.92	2,991,852	0.01	1.40	1.40	12.21	12.21
2020	95,165	30.18	31.12	2,960,613	0.02	1.40	1.60	3.96	4.15
NAA All Cap Value Series (a)
2024	116,330	42.41	82.51	9,608,561	0.02	1.40	1.60	8.47	8.69
2023	134,837	39.10	75.91	10,244,477	0.02	1.40	1.60	6.80	7.01
2022	145,513	36.61	70.94	10,330,241	0.01	1.40	1.60	(2.76)	(2.55)
2021	153,663	37.65	72.80	11,193,895	0.02	1.40	1.60	24.92	25.17
2020	180,356	30.14	58.16	10,478,045	0.02	1.40	1.60	0.27	0.47
NAA Large Cap Value Series (a)
2024	115,886	35.30	65.07	7,514,315	0.02	1.40	1.60	11.64	11.86
2023	140,434	31.62	58.17	8,140,819	0.02	1.40	1.60	7.51	7.76
2022	163,765	29.41	53.98	8,814,905	0.01	1.40	1.60	(2.91)	(2.70)
2021	179,076	30.29	55.48	9,895,485	0.02	1.40	1.60	25.01	25.27
2020	197,090	24.23	44.29	8,657,323	0.02	1.40	1.60	0.58	0.77
NAA Large Core Series (a)
2024	125,834	30.41	81.70	10,270,547	0.03	1.40	1.60	23.87	24.11
2023	159,591	24.55	65.83	10,494,671	0.02	1.40	1.60	24.87	25.13
2022	179,742	19.66	52.61	9,444,622	0.01	1.40	1.60	(21.92)	(21.78)
2021	187,392	25.18	67.26	12,590,949	0.01	1.40	1.60	26.41	26.69
2020	203,638	19.92	53.09	10,760,872	0.02	1.40	1.60	16.90	17.12

(a) Name change. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Large Growth Series (a)
2024	103,832	38.21	47.18	4,890,297	0.03	1.40	1.60	30.05	30.33
2023	130,042	29.38	36.20	4,689,793	0.01	1.40	1.60	37.68	37.96
2022	143,182	21.34	26.24	3,743,951	0.00	1.40	1.60	(31.80)	(31.67)
2021	157,026	31.29	38.40	6,010,054	0.01	1.40	1.60	25.76	25.98
2020	164,323	24.88	30.48	4,992,685	0.01	1.40	1.60	35.66	35.95
NAA Mid Growth Series (a)
2024	80,048	35.17	123.02	9,779,525	0.03	1.40	1.60	15.50	15.72
2023	106,484	30.45	106.31	11,259,970	0.01	1.40	1.60	24.39	24.65
2022	115,700	24.48	85.29	9,819,310	0.00	1.40	1.60	(28.94)	(28.78)
2021	121,833	34.45	119.76	14,527,474	0.01	1.40	1.60	11.89	12.09
2020	135,149	30.79	106.84	14,381,933	0.01	1.40	1.60	29.97	30.26
NAA Small Cap Value Series (a)
2024	55,260	75.17	76.03	4,198,520	0.01	1.40	1.60	6.76	6.98
2023	92,919	70.41	71.07	6,600,898	0.01	1.40	1.60	8.52	8.75
2022	106,073	64.88	65.35	6,929,660	0.01	1.40	1.60	(5.27)	(5.08)
2021	108,819	68.49	68.85	7,489,707	0.01	1.40	1.60	24.17	24.41
2020	127,469	55.16	55.34	7,051,954	0.01	1.40	1.60	(2.56)	(2.36)
NAA Small Growth Series (a)
2024	56,438	24.58	48.94	2,754,769	0.03	1.40	1.60	10.92	11.18
2023	76,400	22.16	44.02	3,356,477	0.01	1.40	1.60	19.08	19.33
2022	77,773	18.61	36.89	2,862,864	0.00	1.40	1.60	(27.78)	(27.64)
2021	86,636	25.77	50.98	4,409,951	0.00	1.40	1.60	4.84	5.05
2020	96,174	24.58	48.53	4,661,436	0.01	1.40	1.60	29.71	30.00

(a) Name change. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Smid-Cap Value Series (a)
2024	113,933	78.55	166.13	18,558,870	0.01	1.40	1.60	7.29	7.52
2023	154,618	73.21	154.51	23,539,474	0.01	1.40	1.60	7.98	8.20
2022	170,383	67.80	142.80	23,998,137	0.01	1.40	1.60	(3.42)	(3.23)
2021	187,078	70.20	147.56	27,251,363	0.02	1.40	1.60	21.77	22.01
2020	207,798	57.65	120.94	24,832,570	0.01	1.40	1.60	2.63	2.85
NAA World Equity Income Series (a)
2024	122,738	24.14	66.89	8,173,596	0.03	1.40	1.60	10.78	11.02
2023	155,834	21.79	60.25	9,354,573	0.03	1.40	1.60	10.50	10.71
2022	175,353	19.72	54.42	9,512,068	0.02	1.40	1.60	(10.61)	(10.39)
2021	188,399	22.06	60.73	11,405,518	0.02	1.40	1.60	19.83	20.04
2020	214,459	18.41	50.59	10,790,456	0.03	1.40	1.60	4.96	5.15
Neuberger Berman AMT Sustainable Equity
2024	64,871	60.66	63.00	4,080,781	—	1.40	1.60	23.52	23.75
2023	77,909	49.11	50.91	3,961,181	0.00	1.40	1.60	24.55	24.81
2022	107,222	39.43	40.79	4,369,500	0.00	1.40	1.60	(19.96)	(19.78)
2021	114,054	49.26	50.85	5,794,949	0.00	1.40	1.60	21.18	21.42
2020	132,326	40.65	41.88	5,536,995	0.00	1.40	1.60	17.38	17.61
PIMCO VIT All Asset
2024	43,091	19.58	20.43	879,921	0.07	1.40	1.60	2.09	2.30
2023	53,480	19.18	19.97	1,067,758	0.03	1.40	1.60	6.38	6.62
2022	50,715	18.03	18.73	949,545	0.08	1.40	1.60	(13.23)	(13.09)
2021	51,362	20.78	21.55	1,106,319	0.12	1.40	1.60	14.36	14.63
2020	46,748	18.17	18.80	878,554	0.05	1.40	1.60	6.32	6.52

(a) Name change. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT CommodityRealReturn Strategy
2024	64,715	7.49	7.49	484,886	0.02	1.40	1.40	2.74	2.74
2023	83,357	7.29	7.29	608,060	0.17	1.40	1.40	(9.10)	(9.10)
2022	107,369	8.02	8.02	861,881	0.33	1.40	1.40	7.08	7.08
2021	56,110	7.49	7.49	420,617	0.05	1.40	1.40	31.40	31.40
2020	41,735	5.53	5.70	238,008	0.05	1.40	1.60	(0.18)	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2024	24,921	16.42	17.07	423,868	0.04	1.40	1.60	3.79	4.02
2023	35,850	15.82	16.41	586,088	0.02	1.40	1.60	7.25	7.47
2022	34,539	14.75	15.27	525,788	0.01	1.40	1.60	(11.57)	(11.43)
2021	43,996	16.68	17.24	755,839	0.02	1.40	1.60	(3.53)	(3.31)
2020	43,415	17.29	17.83	772,025	0.06	1.40	1.60	3.84	4.09
PIMCO VIT Low Duration
2024	168,931	11.85	12.37	2,088,682	0.04	1.40	1.60	2.78	3.08
2023	157,301	11.53	12.00	1,887,695	0.04	1.40	1.60	3.32	3.45
2022	182,958	11.16	11.60	2,119,428	0.02	1.40	1.60	(7.23)	(7.05)
2021	194,207	12.03	12.48	2,421,966	0.01	1.40	1.60	(2.51)	(2.27)
2020	211,989	12.34	12.77	2,706,594	0.01	1.40	1.60	1.31	1.51
PIMCO VIT Real Return
2024	106,427	14.50	15.13	1,609,831	0.03	1.40	1.60	0.49	0.73
2023	125,401	14.43	15.02	1,883,136	0.03	1.40	1.60	2.05	2.25
2022	156,165	14.14	14.69	2,294,299	0.07	1.40	1.60	(13.30)	(13.18)
2021	146,207	16.31	16.92	2,469,830	0.05	1.40	1.60	3.89	4.12
2020	163,715	15.70	16.25	2,656,264	0.01	1.40	1.60	9.94	10.17
Royce Micro-Cap
2024	15,257	26.07	26.07	397,663	—	1.40	1.40	12.08	12.08
2023	31,331	23.26	23.26	728,058	—	1.40	1.40	17.12	17.12
2022	28,736	19.86	19.86	570,070	—	1.40	1.40	(23.53)	(23.53)
2021	49,808	25.97	25.97	1,292,560	—	1.40	1.40	28.18	28.18
2020	36,873	19.65	20.26	746,441	—	1.40	1.60	21.82	22.05

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.